Capital and Reserves - Common Stock and Additional Paid-In Capital (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	280,000,000
Beginning balance (in shares)	36,324,556	36,231,146	39,677,940
Conversion of shares (in shares)			0
Repurchased common stock (in shares)			(3,558,093)
Restricted shares issued, directors (in shares)	63,000	57,000	63,000
Restricted shares vested (in shares)	152,305	36,410	48,299
Ending balance (in shares)	36,539,861	36,324,556	36,231,146
“Class A”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	6,342,189	6,342,189	6,342,189
Conversion of shares (in shares)			0
Repurchased common stock (in shares)			0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	6,342,189	6,342,189	6,342,189
“Class B”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	2,089,075	2,089,075	2,178,365
Conversion of shares (in shares)			(89,290)
Repurchased common stock (in shares)			0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	2,089,075	2,089,075	2,089,075
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	27,893,292	27,799,882	31,157,386
Conversion of shares (in shares)			89,290
Repurchased common stock (in shares)			(3,558,093)
Restricted shares issued, directors (in shares)	63,000	57,000	63,000
Restricted shares vested (in shares)	152,305	36,410	48,299
Ending balance (in shares)	28,108,597	27,893,292	27,799,882
“Class F”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	0	0	0
Conversion of shares (in shares)			0
Repurchased common stock (in shares)			0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	0	0	0